Right to Use Assets and Lease Liabilities – Operating Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disclosure Text Block [Abstract]
Schedule of Operating lease liabilities	Operating lease liabilities are summarized below:
	March 31, 2026	December 31, 2025
Lease liability	$99,477	$99,477
Less: current portion	(99,477)	(99,477)
Lease liability, non-current	$-	$-
Operating lease liabilities are summarized below:
	December 31, 2025	December 31, 2024
Lease liability	$99,477	$99,477
Less: current portion	(99,477)	(99,477)
Lease liability, non-current	$-	$-